Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables reconcile the segment activity, adjusted for the Transition Properties, to consolidated net loss for the years ended December 31, 2020 2019 and 2018:

	Year Ended December 31, 2020
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$104,213	$15,611	$261,788	$381,612
Property operating and maintenance	30,851	1,961	210,736	243,548
NOI	$73,362	$13,650	$51,052	138,064
Impairment charges				(36,446)
Operating fees to related parties				(23,922)
Acquisition and transaction related				(173)
General and administrative				(21,572)
Depreciation and amortization				(81,053)
Gain on sale of real estate investments				5,230
Interest expense				(51,519)
Interest and other income				44
Loss on non designated derivatives				(102)
Income tax expense				(4,061)
Net income attributable to non-controlling interests				(303)
Allocation for preferred stock				(2,968)
Net loss attributable to common stockholders				$(78,781)

	Year Ended December 31, 2019
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$100,379	$14,564	$259,971	$374,914
Property operating and maintenance	31,813	2,310	200,062	234,185
NOI	68,566	12,254	59,909	140,729
Impairment charges				(55,969)
Operating fees to related parties				(23,414)
Acquisition and transaction related				(362)
General and administrative				(20,530)
Depreciation and amortization				(81,032)
Interest expense				(56,059)
Interest and other income				7
Gain on sale of real estate investments				8,790
Loss on sale of non-designated derivatives				(68)
Income tax expense				(399)
Net loss attributable to non-controlling interests				393
Allocation for preferred stock				(173)
Net loss attributable to stockholders				$(88,087)
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(1) The results of operations from the Transition Properties are presented within the SHOP segment for the years ended December 31, 2020 and 2019, respectively.

	Year Ended December 31, 2018
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$99,103	$14,970	$248,333	$362,406
Property operating and maintenance	30,295	1,424	189,278	220,997
NOI	68,808	13,546	59,055	141,409
Impairment charges				(20,655)
Operating fees to related parties				(23,071)
Acquisition and transaction related				(302)
General and administrative				(17,275)
Depreciation and amortization				(83,212)
Gain on sale of real estate investment				(70)
Interest expense				(49,471)
Interest and other income				23
Loss on non-designated derivatives				(157)
Income tax expense				(197)
Net loss attributable to non-controlling interests				216
Net loss attributable to common stockholders				$(52,762)
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(1) The results of operations from the Transition Properties are presented within the SHOP segment for the year ended December 31, 2018.
The following table reconciles the segment activity to consolidated total assets as of the periods presented:

	December 31,
(In thousands)	2020	2019
ASSETS
Investments in real estate, net:
Medical office buildings	$883,471	$891,477
Triple-net leased healthcare facilities (1)	238,427	256,661
Seniors housing — operating properties (1)	987,050	905,453
Total investments in real estate, net	2,108,948	2,053,591
Cash and cash equivalents	72,357	95,691
Restricted cash	17,989	15,908
Assets held for sale	90	70,839
Derivative assets, at fair value	13	392
Straight-line rent receivable, net	23,322	21,182
Operating lease right-of-use asset	13,912	14,351
Prepaid expenses and other assets	34,932	39,707
Deferred costs, net	15,332	13,642
Total assets	$2,286,895	$2,325,303
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(1) The Transition Properties are presented within the SHOP segment as of December 31, 2020 and 2019.
The following table reconciles capital expenditures by reportable business segments, excluding corporate non-real estate expenditures, for the periods presented:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Medical office buildings	$4,585	$5,309	$7,582
Triple-net leased healthcare facilities (1)	3,976	396	1,152
Seniors housing — operating properties (1)	12,833	11,014	4,176
Total capital expenditures	$21,394	$16,719	$12,910
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(1) The Transition Properties are presented within the SHOP segment as of December 31, 2020, 2019 and 2018.